Deferred Income Tax (Details) - Schedule of movement of deferred tax assets and liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	S/ 198,512	S/ 210,633	S/ 267,430
(Debit) credit to P&L	(491)	(7,402)	(51,158)
Discontinued operations			(3,244)
Reclassification			(2,395)
Ending balance	200,837	198,512	210,633
Sale of a subsidiary		(4,719)
Others	2,816
Deferred tax liabilities [Member] | Difference in depreciation rates [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	73,484	87,988	91,490
(Debit) credit to P&L	35,685	(10,668)	(1,831)
Discontinued operations			(2,734)
Reclassification			1,063
Ending balance	109,169	73,484	87,988
Sale of a subsidiary		(3,836)
Others
Deferred tax liabilities [Member] | Deferred income [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance		15,906	24,145
(Debit) credit to P&L		(15,906)	(8,239)
Discontinued operations
Reclassification
Ending balance			15,906
Sale of a subsidiary
Others
Deferred tax liabilities [Member] | Work in process [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	48,157	20,292	51,280
(Debit) credit to P&L	(47,649)	27,865	(26,072)
Discontinued operations
Reclassification	4,559		(4,916)
Ending balance	5,067	48,157	20,292
Sale of a subsidiary
Others
Deferred tax liabilities [Member] | Tax receivable [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	42,054	39,026	36,190
(Debit) credit to P&L	2,923	3,028	2,836
Discontinued operations
Reclassification
Ending balance	44,977	42,054	39,026
Sale of a subsidiary
Others
Deferred tax liabilities [Member] | Borrowing costs capitalized [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	12,328	15,108	14,936
(Debit) credit to P&L	6,302	(2,780)	172
Discontinued operations
Reclassification	3,908
Ending balance	22,538	12,328	15,108
Sale of a subsidiary
Others
Deferred tax liabilities [Member] | Price purchase allocation [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	21,393	8,917	9,823
(Debit) credit to P&L	(2,833)	12,476	357
Discontinued operations
Reclassification			(1,263)
Ending balance	18,560	21,393	8,917
Sale of a subsidiary
Others
Deferred tax liabilities [Member] | Others [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	1,096	23,396	39,566
(Debit) credit to P&L	5,081	(21,417)	(18,381)
Discontinued operations			(510)
Reclassification	(8,467)		2,721
Ending balance	526	1,096	23,396
Sale of a subsidiary		(883)
Others	2,816
Deferred tax assets [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	376,451	368,769	413,994
(Debit) credit to P&L	(3,885)	59,193	(51,478)
Discontinued operations			6,642
Reclassification	(4,399)		(2,395)
Ending balance	368,167	376,451	368,769
Sale of a subsidiary		(45,405)
Others		(6,106)	2,006
Deferred tax assets [Member] | Provisions [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	40,846	29,586	43,376
(Debit) credit to P&L	6,060	13,673	(36,338)
Discontinued operations			(1,792)
Reclassification	(4,399)		24,340
Ending balance	42,507	40,846	29,586
Sale of a subsidiary		(2,413)
Others
Deferred tax assets [Member] | Difference in depreciation rates [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	16,293	7,653	8,433
(Debit) credit to P&L	7,179	8,640	2,041
Discontinued operations			(1,667)
Reclassification			(1,154)
Ending balance	23,472	16,293	7,653
Sale of a subsidiary
Others
Deferred tax assets [Member] | Tax losses [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	182,441	186,495	191,646
(Debit) credit to P&L	(6,609)	36,258	(8,767)
Discontinued operations
Reclassification			3,616
Ending balance	175,832	182,441	186,495
Sale of a subsidiary		(40,312)
Others
Deferred tax assets [Member] | Work in process [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance		4,792	45,720
(Debit) credit to P&L		(4,792)	(12,298)
Discontinued operations
Reclassification			(28,630)
Ending balance			4,792
Sale of a subsidiary
Others
Deferred tax assets [Member] | Accrual for unpaid vacations [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	19,441	13,040	11,624
(Debit) credit to P&L	(5,844)	7,288	1,301
Discontinued operations			115
Reclassification
Ending balance	13,597	19,441	13,040
Sale of a subsidiary		(887)
Others
Deferred tax assets [Member] | Impairment [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	29,418	51,252	48,502
(Debit) credit to P&L	2,672	(21,834)	3,257
Discontinued operations
Reclassification			(507)
Ending balance	32,090	29,418	51,252
Sale of a subsidiary
Others
Deferred tax assets [Member] | Fair value [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	51,593	45,997	46,804
(Debit) credit to P&L	1,547	5,596	(10,874)
Discontinued operations
Reclassification			10,067
Ending balance	53,140	51,593	45,997
Sale of a subsidiary
Others
Deferred tax assets [Member] | Tax Goodwill [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	11,586	13,993	13,522
(Debit) credit to P&L	(2,078)	(2,407)	(4,518)
Discontinued operations
Reclassification			4,989
Ending balance	9,508	11,586	13,993
Sale of a subsidiary
Others
Deferred tax assets [Member] | Earning stripping rules [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	8,372
(Debit) credit to P&L	(1,177)	8,372
Discontinued operations
Reclassification
Ending balance	7,195	8,372
Sale of a subsidiary
Others
Deferred tax assets [Member] | Unpaid non domicilied expenses [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	4,064
(Debit) credit to P&L	(3,863)	4,064
Discontinued operations
Reclassification
Ending balance	201	4,064
Sale of a subsidiary
Others
Deferred tax assets [Member] | Right-of-use assets [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	4,571
(Debit) credit to P&L	(1,345)	4,571
Discontinued operations
Reclassification
Ending balance	3,226	4,571
Sale of a subsidiary
Others
Deferred tax assets [Member] | Higher value paid [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance
(Debit) credit to P&L	7,399
Discontinued operations
Reclassification
Ending balance	7,399
Sale of a subsidiary
Others
Deferred tax assets [Member] | Deferred income tax assets, Others [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	7,826	15,961	4,367
(Debit) credit to P&L	(7,826)	(236)	14,718
Discontinued operations			9,986
Reclassification			(15,116)
Ending balance		7,826	15,961
Sale of a subsidiary		(1,793)
Others		S/ (6,106)	S/ 2,006